DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Components of long-term debt
Long-term and short-term debt was as follows:

(in thousands of $)	December 31, 2024	December 31, 2023
Total long-term debt and short-term debt	1,305,875	1,061,084
Less: current portion of long-term debt and short-term debt	(141,996)	(194,413)
Long-term debt (1)	1,163,879	866,671

(1) The amounts presented in the table above, are net of the deferred charges amounting to $15.8 million as of December 31, 2024 (December 31, 2023: $5.6 million).

Future repayments of outstanding debt
Our outstanding gross debt as of December 31, 2024 is repayable as follows:

(in thousands of $)
2025	143,328
2026	71,902
2027	72,371
2028	72,892
2029 and thereafter	961,196
Total	1,321,689
Deferred finance charges	(15,814)
Total	1,305,875

Components of debt
Debt is comprised of the following:

(in thousands of $)	December 31, 2024	December 31, 2023	Maturity date (1)
Senior Secured Reducing Revolving Credit Facility (2)	447,191	485,303	December 2029
Upsized term loan facility (3)	623,152	461,891	May 2029
Sale and Leaseback financing	179,479	—	October 2034
Newbuild Vessel pre-delivery facility	71,867	40,000	January 2025
CoolCo Debt	1,321,689	987,194
ICBCL VIE loans:
- Golar Kelvin facility	—	64,758	November 2024 (1)
- Golar Ice facility	—	14,695	November 2024 (1)
Total debt (gross)	1,321,689	1,066,647
Deferred finance charges	(15,814)	(5,563)
Total debt	1,305,875	1,061,084

(1) The maturity dates presented in the above table for the Golar Kelvin facility and Golar Ice facility represent the actual repayment date of each facility, rather than the contracted maturity date.

(2) The debt outstanding as of December 31, 2023 was drawn under the Senior Secured Sustainability Linked Amortizing Term Loan. This facility was superseded by the Senior Secured Reducing Revolving Credit Facility on December 13, 2024 (see below).

(3) The debt outstanding as of December 31, 2023 was drawn under the $520.0 million term loan facility. This facility was upsized by $200 million on March 22, 2024.